OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS) - Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Before Tax Amount
Other Comprehensive Income (Loss)	$ (851)	$ 1,891	$ (1,326)
Income Tax (Expense) Recovery
Other Comprehensive Income (Loss)	(36)	(63)	54
Net of Tax Amount
Other comprehensive income (loss) (Note 25)	(887)	1,828	(1,272)
Foreign currency translation gains and losses on net investment in foreign operations
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(970)	1,582	(1,148)
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications	(8)	20	7
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(978)	1,602	(1,141)
Reclassification of foreign currency translation (gains) losses on net investment on disposal of foreign operations
Before Tax Amount
Other comprehensive income (loss), before reclassifications		(25)
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications		0
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications		(25)
Change in fair value of net investment hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	1	(23)	23
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications	0	5	(6)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	1	(18)	17
Cash Flow Hedges
Before Tax Amount
Other comprehensive income (loss), before reclassifications	(31)	46
Reclassification from accumulated other comprehensive Income (loss)	43	(20)	97
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications	9	(11)
Reclassification from AOCI	(12)	4	(23)
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	(22)	35
Reclassification from accumulated other comprehensive income (loss)	31	(16)	74
Unrealized actuarial gains and losses and reclassification of actuarial gains and losses of pension and other post-retirement benefits
Before Tax Amount
Other comprehensive income (loss), before reclassifications	104	107	(15)
Reclassification from accumulated other comprehensive Income (loss)		(6)
Income Tax (Expense) Recovery
Other comprehensive income (loss) before reclassifications	(25)	(24)	4
Reclassification from AOCI		0
Net of Tax Amount
Other comprehensive income/(loss), before reclassifications	79	83	(11)
Reclassification from accumulated other comprehensive income (loss)		(6)
Other comprehensive income (loss) on equity investments
Before Tax Amount
Other Comprehensive Income (Loss)	2	230	(283)
Income Tax (Expense) Recovery
Other Comprehensive Income (Loss)	0	(57)	72
Net of Tax Amount
Other comprehensive income (loss) (Note 25)	$ 2	$ 173	$ (211)